INCOME TAX - Income tax provision (benefit) (Details) - USD ($)	3 Months Ended	4 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2020	Dec. 02, 2021	Dec. 31, 2022	Dec. 31, 2021
Current				$ 111,000
Current				1,751,000
Total income tax expense	$ 290,000			$ 1,862,000
Foresight Acquisition Corp [Member]
Deferred benefit		$ (480)	$ (4,773,438)
Change in valuation allowance		$ 480	$ 4,773,438		$ 4,773,438